Average Annual Total Returns		12 Months Ended	50 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	12.67%
FT Vest U.S. Equity Buffer ETF - November
Prospectus [Line Items]
Average Annual Return, Percent		19.65%	8.33%
Performance Inception Date	Nov. 15, 2019
FT Vest U.S. Equity Buffer ETF - November | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.65%	8.33%
FT Vest U.S. Equity Buffer ETF - November | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.63%	6.52%